Share-based compensation - Summary of Classification of Stock-based Compensation in Consolidated Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	$ (12,753)	$ (19,585)	$ (3,295)
Subscription Cost [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(502)	(696)	(84)
Services Cost [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(156)	(376)	(78)
Sales And Marketing [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(2,885)	(5,530)	(991)
Research And Development [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(4,844)	(5,896)	(1,131)
General And Administrative [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	$ (4,366)	$ (7,087)	$ (1,011)